Leases - Schedule of Changes in the Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	$ 1,096	$ 230
Right-of-use assets, Additions	269	903
Right-of-use assets, Derecognitions	(193)	(37)
Right-of-use assets at Ending, Balance	1,172	1,096
Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	197	135
Right-of-use assets, Additions	171	99
Right-of-use assets, Derecognitions	(176)	(37)
Right-of-use assets at Ending, Balance	192	197
Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	899
Right-of-use assets at Ending, Balance	980	899
Vehicles [Member] | Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	238	230
Right-of-use assets, Additions	256	45
Right-of-use assets, Derecognitions	(193)	(37)
Right-of-use assets at Ending, Balance	301	238
Vehicles [Member] | Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	162	135
Right-of-use assets, Additions	86	64
Right-of-use assets, Derecognitions	(176)	(37)
Right-of-use assets at Ending, Balance	72	162
Vehicles [Member] | Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	76
Right-of-use assets at Ending, Balance	229	76
Office Space [Member] | Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	858
Right-of-use assets, Additions	13	858
Right-of-use assets, Derecognitions
Right-of-use assets at Ending, Balance	871	858
Office Space [Member] | Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	35
Right-of-use assets, Additions	85	35
Right-of-use assets, Derecognitions
Right-of-use assets at Ending, Balance	120	35
Office Space [Member] | Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	823
Right-of-use assets at Ending, Balance	$ 751	$ 823